Pensions and Other Post-Employment Benefit Plans - Schedule of Plan Asset Allocation of Investment Portfolio (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Debt instruments	₽ 161	₽ 147
Equity instruments	74	78
Cash and cash equivalents	19	25
Property	15	11
Other assets	13	10
Total plan assets	₽ 282	₽ 271